Quarterly Financial Information (Financial Information By Calendar Quarter) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Abstract]
Premiums	$ 542.7	$ 539.8	$ 537.0	$ 533.8	$ 524.5	$ 532.8	$ 532.9	$ 507.5	$ 2,153.3	$ 2,097.7	$ 2,101.9
Administrative fees	28.1	28.5	29.5	29.4	29.8	29.1	29.3	28.3	115.5	116.5	108.5
Net investment income	155.9	147.3	152.6	157.0	158.0	152.7	141.9	149.9	612.8	602.5	586.5
Net capital gains (losses)	1.0	7.7	(13.1)	(2.5)	(2.1)	(29.6)	(12.9)	(7.0)	(6.9)	(51.6)	(26.9)
Total revenues	727.7	723.3	706.0	717.7	710.2	685.0	691.2	678.7	2,874.7	2,765.1	2,770.0
Benefits to policyholders	446.5	432.2	452.4	440.1	412.1	400.9	424.4	382.4	1,771.2	1,619.8	1,575.7
Net income	$ 38.6	$ 47.0	$ 17.8	$ 33.3	$ 51.3	$ 45.2	$ 40.2	$ 49.2	$ 136.7	$ 185.9	$ 205.5
Basic	$ 0.87	$ 1.06	$ 0.40	$ 0.72	$ 1.11	$ 0.97	$ 0.85	$ 1.04	$ 3.05	$ 3.97	$ 4.20
Diluted	$ 0.87	$ 1.05	$ 0.40	$ 0.72	$ 1.11	$ 0.97	$ 0.85	$ 1.03	$ 3.04	$ 3.95	$ 4.19